Exhibit 99.25

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J2
Start - End Dates:	10/2020 - 2/2021
Deal Loan Count:	202

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	3
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	14
Compliance	Right of Rescission	CMPROR2043	Cannot determine if funding date is after rescission period	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Compliance	State Consumer Protection	CMPSTCP101	OH CSPA; Unable to determine prior refi made by govt.	1
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	3
Total				26

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